Financial instruments and financial risk management	6 Months Ended
Jun. 30, 2020
Financial instruments and financial risk management
Financial instruments and financial risk management

14.Financial instruments and financial risk management

The Company carried the following assets at fair value on June 30, 2020 and December 31, 2019 respectively:

	At June 30, 2020
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€3,444
Cash Equivalents		1,201,443
Current financial assets		731,355
Assets carried at fair value		€1,932,798		€—	€3,444

	At December 31, 2019
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€2,596
Current financial assets		1,004,539
Assets carried at fair value		€1,004,539		€—	€2,596

In March 2019, the Company entered into a license agreement with AgomAb Therapeutics NV for the use of HGF-mimetic SIMPLE Antibodies™, developed under the Company’s Innovative Access Program. In exchange for granting this license, the Company received a profit share in AgomAb Therapeutics NV. The Company assessed the accounting treatment and concluded that the license agreement is in scope of IFRS 15 and that any revenue should be recognized at once at the effective date of the agreement. The profit share has been designated as a non-current financial asset held at fair value through profit or loss. Since AgomAb Therapeutics NV is a private company, the valuation of the profit share is based on level 3 assumptions.

In April 2020, AgomAb Therapeutics NV secured €3.3 million in Series A financing round by issuing 49,877 of Preferred A Shares. The Company used the post-money valuation of this Series A financing round and the number of outstanding shares in determining the fair value of the profit-sharing instrument, which results in a change in fair value of current financial assets of €0.8 million recorded through profit or loss.